Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 4,909	$ 4,101
Restricted deposits		36	29
Prepaid expenses and other receivables		436	604
Inventory		1,581	1,568
TOTAL CURRENT ASSETS		6,962	6,302
NON-CURRENT ASSETS:
Restricted deposits		98	86
Operating lease right-of-use assets, net		901	560
Property, plant and equipment, net		4,357	4,892
Investment in joint venture		177	74
TOTAL NON-CURRENT ASSETS		5,533	5,612
TOTAL ASSETS		12,495	11,914
CURRENT LIABILITIES:
Trade payables		133	276
Deferred revenue		667	387
Other payables		2,358	1,632
Current maturities of European Investment Bank (“EIB”) Loan		1,524
Current maturities of operating lease liabilities		542	501
TOTAL CURRENT LIABILITIES		5,224	2,796
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan		3,395	4,303
Share based payment liability			300
Warrants’ liability			10
Operating lease liabilities		382	19
TOTAL NON-CURRENT LIABILITIES		3,777	4,632
COMMITMENTS
TOTAL LIABILITIES		9,001	7,428
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized 150,000,000 and 15,000,000 as of December 31, 2025 and December 31, 2024, respectively ; Issued and outstanding 715,852 and 231,280 as of December 31, 2025 December 31, 2024, respectively	[1]	124	124
Preferred Shares, no-par value - Authorized 25,000 and 0 as of December 31, 2025 and December 31, 2024, respectively; Issued and outstanding 5,008 and 0 as of December 31, 2025 and December 31, 2024, respectively
Additional paid in capital		121,528	108,615
Foreign currency cumulative translation reserve		(2,053)	(2,053)
Accumulated deficit		(116,105)	(102,200)
TOTAL SHAREHOLDERS’ EQUITY		3,494	4,486
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 12,495	$ 11,914

[1]	Post reverse split, see Note 11A.